Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade receivables, allowance for doubtful accounts	$ 29	$ 30	$ 38
Property and equipment, accumulated depreciation	1,569	1,509	1,296
Software products, accumulated amortization	1,688	1,649	1,431
Customer base, accumulated amortization	1,526	1,481	1,254
Other intangible assets, accumulated amortization	$ 12	$ 27	$ 22
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100	100	100
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100